Convertible debentures (Details) (Parenthetical) $ in Thousands	Dec. 31, 2020 CAD ($)
Convertible Debentures [Line Items]
Unamortized transaction cost	$ 184
Liability component of convertible debentures [Member]
Convertible Debentures [Line Items]
Unamortized transaction cost	$ 184